Schedule of Total Impairment Charges (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Indefinite-lived Intangible Assets [Line Items]
Goodwill		$ 1,626,482	$ 5,770,245
Total impairment charge	4,121,349	11,548,650
LED Effects [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	1,626,482
LED Effects [Member] | Technology And Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset	1,252,335
LED Effects [Member] | Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		533,975
LED Effects [Member] | Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		559,666
Lamina [Member] | Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset	590,782
Lamina [Member] | Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset	651,750
Lighting Science Group BV [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill		3,529,609
Lighting Science Group BV [Member] | Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		191,500
Lighting Science Group BV [Member] | Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		1,967,400
Lighting Science Group BV [Member] | License Agreement [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		$ 4,766,500